COMMITMENTS	12 Months Ended
May 31, 2019
Disclosure Of Commitment [Abstract]
COMMITMENTS
13.	COMMITMENTS

The Company may be required to make payments in cash and/or common shares related to its royalty interests (Note 4), including milestone payments subject to certain triggers being met related to the IEPI royalty portfolio acquisition (please refer to the Company’s audited consolidated financial statements for the year ended May 31, 2018).